Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Columbia Variable Portfolio - Dividend Opportunity Fund Class 1
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Dividend Opportunity Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Variable Portfolio – Dividend Opportunity Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	12.42	8.80	7.92

Net Assets	$ 876,931,212
Holdings Count	83
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$876,931,212
Total number of portfolio holdings	83
Portfolio turnover for the reporting period	14%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are
excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Exxon Mobil Corp.	4.5%
JPMorgan Chase & Co.	4.2%
AbbVie, Inc.	3.0%
Merck & Co., Inc.	2.9%
Johnson & Johnson	2.8%
Chevron Corp.	2.7%
Coca-Cola Co. (The)	2.4%
Goldman Sachs Group, Inc. (The)	2.2%
Bank of America Corp.	2.2%
International Business Machines Corp.	2.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Exxon Mobil Corp.	4.5%
JPMorgan Chase & Co.	4.2%
AbbVie, Inc.	3.0%
Merck & Co., Inc.	2.9%
Johnson & Johnson	2.8%
Chevron Corp.	2.7%
Coca-Cola Co. (The)	2.4%
Goldman Sachs Group, Inc. (The)	2.2%
Bank of America Corp.	2.2%
International Business Machines Corp.	2.1%

Columbia Variable Portfolio - Dividend Opportunity Fund Class 2
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Dividend Opportunity Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Variable Portfolio – Dividend Opportunity Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	12.15	8.53	7.65

Net Assets	$ 876,931,212
Holdings Count | Holding	83
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$876,931,212
Total number of portfolio holdings	83
Portfolio turnover for the reporting period	14%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are
excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Exxon Mobil Corp.	4.5%
JPMorgan Chase & Co.	4.2%
AbbVie, Inc.	3.0%
Merck & Co., Inc.	2.9%
Johnson & Johnson	2.8%
Chevron Corp.	2.7%
Coca-Cola Co. (The)	2.4%
Goldman Sachs Group, Inc. (The)	2.2%
Bank of America Corp.	2.2%
International Business Machines Corp.	2.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Exxon Mobil Corp.	4.5%
JPMorgan Chase & Co.	4.2%
AbbVie, Inc.	3.0%
Merck & Co., Inc.	2.9%
Johnson & Johnson	2.8%
Chevron Corp.	2.7%
Coca-Cola Co. (The)	2.4%
Goldman Sachs Group, Inc. (The)	2.2%
Bank of America Corp.	2.2%
International Business Machines Corp.	2.1%

Columbia Variable Portfolio - Dividend Opportunity Fund Class 3
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Dividend Opportunity Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Variable Portfolio – Dividend Opportunity Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3	12.28	8.67	7.79

Net Assets	$ 876,931,212
Holdings Count | Holding	83
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$876,931,212
Total number of portfolio holdings	83
Portfolio turnover for the reporting period	14%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets.
Derivatives
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Exxon Mobil Corp.	4.5%
JPMorgan Chase & Co.	4.2%
AbbVie, Inc.	3.0%
Merck & Co., Inc.	2.9%
Johnson & Johnson	2.8%
Chevron Corp.	2.7%
Coca-Cola Co. (The)	2.4%
Goldman Sachs Group, Inc. (The)	2.2%
Bank of America Corp.	2.2%
International Business Machines Corp.	2.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Exxon Mobil Corp.	4.5%
JPMorgan Chase & Co.	4.2%
AbbVie, Inc.	3.0%
Merck & Co., Inc.	2.9%
Johnson & Johnson	2.8%
Chevron Corp.	2.7%
Coca-Cola Co. (The)	2.4%
Goldman Sachs Group, Inc. (The)	2.2%
Bank of America Corp.	2.2%
International Business Machines Corp.	2.1%